Parent entity disclosures (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Result for the parent entity [Abstract]
Loss after income tax expense for the year	$ (4,070)	$ (9,554)
Total comprehensive income for the period	(3,863)	(9,823)
Financial position of the parent entity [Abstract]
Current assets	18,371	25,267
Non-current assets	214,172	208,274
Total assets	232,543	233,541
Current liabilities	2,140	2,976
Non-current liabilities	184	267
Total liabilities	2,324	3,243
Net assets	230,219	230,298
Contributed equity	309,498	302,651	$ 281,671
Reserves	(5,303)	(2,447)
Accumulated losses	(73,976)	(69,906)	(60,352)
Total equity	230,219	230,298	$ 218,221
Parent [Member]
Result for the parent entity [Abstract]
Loss after income tax expense for the year	(367)	(1,767)
Total comprehensive income for the period	(367)	(1,767)
Financial position of the parent entity [Abstract]
Current assets	121,290	117,668
Non-current assets	151,245	151,237
Total assets	272,535	268,905
Current liabilities	556	618
Non-current liabilities	139	69
Total liabilities	695	687
Net assets	271,840	268,218
Contributed equity	309,498	302,651
Reserves	(14,041)	(11,184)
Accumulated losses	(23,617)	(23,249)
Total equity	271,840	$ 268,218
Commitments made by entity, related party transactions	$ 0